SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment, Estimated Useful Lives
%

Computers, peripheral equipment and electronic equipment	15 - 33 (mainly 33)
Internal use software	33
Office furniture and equipment	6 - 14 (mainly 6)
Vehicles	15
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of useful life of intangible assets
Technology	7-8 years
Customer relations	4 -15 years
Customer data	15 years
Non-Competition agreement	3 years
Domain	7 years
Distribution agreement	1.5 years

Schedule of summarize effects of corrections on consolidated statements of comprehensive loss
	Year Ended December 31, 2020
	As Previously Reported	Adjustment	As Revised
Total Revenues	$988,760	$(4,393)	$984,367
Total cost of revenue	315,699	(2,680)	313,019
Gross Profit	673,061	(1,713)	671,348
Operating loss	(197,342)	(1,713)	(199,055)
Loss before taxes	(150,165)	(1,713)	(151,878)
Net loss	(165,154)	(1,713)	(166,867)
Basic and diluted net loss per shares	$(3.03)	$(0.04)	$(3.07)

	Year Ended December 31, 2019
	As Previously Reported	Adjustment	As Revised
Total Revenues	$761,088	$(3,421)	$757,667
Total cost of revenue	196,907	(2,087)	194,820
Gross Profit	564,181	(1,334)	562,847
Operating loss	(80,250)	(1,334)	(81,584)
Loss before taxes	(83,816)	(1,334)	(85,150)
Net loss	(86,414)	(1,334)	(87,748)
Basic and diluted net loss per shares	$(1.71)	$(0.03)	$(1.74)